Payables from acquisition of subsidiaries	12 Months Ended
Dec. 31, 2022
Payable from acquisition of subsidiaries
Payable from acquisition of subsidiaries

18.        Payables from acquisition of subsidiaries

2022
At the beginning of the year	149,765
Proceeds from acquisition of subsidiaries	680,015
Contractual Amendment - Change of Contractual Condition	(73,134)
Accrued Interest	40,069
Payment of principal	(236,461)
Payment of interests	(52,893)
As of December 31	507,361

Current	—
Non-current	507,361

On February 28, 2016, the Company completed the acquisition of 100% of Uniasselvi and the amount of R$ 400,000 was paid at the closing of the transaction, R$ 119,159 was paid in December 2018, R$ 112,301 was paid in December 2019, R$128,162 was paid in December 2020, R$ 142,401 was paid in December 2021 and R$151.652 was paid in December 2021, adjusted by the IPCA inflation rate.

On August 31, 2017, the Company completed the acquisition of 100% of FAC and FAIR and the amounts of R$ 10,511 was paid in December 2018, R$ 10,837 was paid in December 2019, R$ 11,327 was paid in December 2020, R$ 12,543 was paid in December 2021 and R$13,023 was paid in December 2022, adjusted by the IPCA inflation rate.

On January 19, 2021, the company settled the accounts payable from the acquisition that was under discussion with its creditors regarding the installment due in December 2019. The amount settled was R$ 10,557.

On May 20, 2022, the company completed the acquisition of 100% Unicesumar and the amount paid in cash was R$2,162,500, The amount of 525,681 will be paid in one last installment, payable on May 20, 2024, and adjusted by the IPCA inflation rate in the first year and CDI + 3% in the second year.